Note 14 - Convertible Promissory Notes (Detail)	1 Months Ended				2 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended	130 Months Ended
	Sep. 12, 2012	Apr. 19, 2012 USD ($)	Apr. 19, 2012 CAD	Feb. 23, 2012 CAD	Apr. 20, 2012 CAD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CAD	Apr. 20, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2012	Feb. 23, 2013 CAD	Sep. 30, 2012 USD ($)	Feb. 23, 2012 USD ($)	Feb. 02, 2012 CAD	Mar. 31, 2011 USD ($)
Convertible Notes Payable, Current															$ 50,000	50,000	$ 15,198
Warrants Issued During Period, Warrants (in Shares)						83,333	83,333					83,333			83,333	83,333
Total Convertible Notes Payable February 2012				100,000
Debt Instrument, Interest Rate During Period	12.00%											4.00%	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				0.75									0.60
Allocated Amount for the Value of the Embedded Convertible Beneficial Conversion Feature				43,429
Allocated Amount for the Value of the Warrants				56,571
Amortization of Debt Discount (Premium)		5,302	5,356			15,184	15,198
Repayments of Notes Payable								50,000
Debt Instrument, Convertible, Interest Expense					937			1,282
Repayments of Convertible Debt					50,000
Financing Interest Expense			80,237						$ 2,169	$ 430	$ 4,551			$ 28,303